Commitments, contingencies and guarantees - Additional information (Detail) € in Thousands, ¥ in Millions, $ in Millions, ¥ in Billions						1 Months Ended					12 Months Ended
	Dec. 16, 2019 USD ($)	Nov. 08, 2019 EUR (€)	Nov. 08, 2019 USD ($)	Jul. 15, 2019 USD ($)	Jun. 30, 2016 USD ($)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Jul. 31, 2013 EUR (€)	Mar. 31, 2013 EUR (€)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)	Jun. 30, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 EUR (€)	Jul. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Sep. 23, 2015 EUR (€)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Apr. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries														$ 3,203.0
Subsequent event [Member]
Contingencies
Current estimate of maximum reasonably possible loss | ¥													¥ 53
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund | €																							€ 33,800
Tax credit refunds | €															€ 38,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment																				$ 35.0
Action by the Federal Home Loan Bank of Boston [Member]
Contingencies
Amount of certifications purchased																						$ 406.0
Litigation settlement amount	$ 34.0
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment																					$ 21.0
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Amount of damages sought | €										€ 1,100,000
Recovery of payment | €																			€ 1,500,000
Amount of discount based on the settlement agreement | €																		€ 440,000
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought | €									€ 315,200
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought | €							€ 434,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought | €						€ 186,700
Action by Syndicate Banks [Member]
Contingencies
Syndicate term loan					$ 60.0
Amount of damages sought					$ 48.0
Action by certain subsidiaries of American International Group, Inc. [Member]
Contingencies
Certain project finance notes																	$ 750.0
Certain project finance notes which were purchased by AIG																	$ 92.0
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan								$ 100.0
Amount of damages sought								$ 68.0
Action by a former Italian counterparty [Member]
Contingencies
Reimbursement of refund | €																€ 165,000
NIP Guilty [Member]
Contingencies
Amount of damages sought		€ 3,450		$ 1.5
Litigation settlement amount			$ 88.0	$ 25.0
Other commitments [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥											¥ 126,949
Resale agreements | ¥											1,969,000	¥ 1,071,000
Repurchase agreements | ¥											677,000	719,000
Obligations to return debt and equity securities borrowed without collateral | ¥											928,000	441,000
Other commitments [Member] | Maintenance Agreements [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥											¥ 126,949	¥ 69,003